Shareholder Report, Average Annual Return (Details)	12 Months Ended	26 Months Ended
	Jan. 31, 2026	Jan. 31, 2026
C000244624 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(14.49%)	12.10%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.35%	23.05%